INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Balance at beginning of year	$ 6,033,774	$ 3,077,693	$ 1,700,106
Increase related to current year tax positions	8,198,639	5,768,868	2,843,585
Settlement	(5,551,468)	(2,813,061)	(1,539,717)
Foreign currency translation adjustment	(456,918)	274	73,719
Balance at end of year	$ 8,224,027	$ 6,033,774	$ 3,077,693